SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Adjustments to leases	$ 126